Summary of Bank and Other Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 25,816	160,181	173,726
Long-term bank borrowings, current portion	8,968	55,647	197,000
Other long-term borrowings, current portion	145,054	900,000	0
Debt, Current, Total	179,838	1,115,828	370,726
Long-term bank borrowings, non-current portion	9,940	61,673	65,740
Other long-term borrowings, non-current portion	0	0	900,000
Long-term bank and other borrowings (including long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB900,000 and nil as of December 31, 2013 and 2014, respectively)	9,940	61,673	965,740
Total bank and other borrowings	$ 189,779	1,177,501	1,336,466